Leases (Details) - Schedule of Lease Liabilities Subsequent $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Lease Liabilities Subsequent [Line Items]
Contractual repayment dates lease liabilities	$ 93
First year [Member]
Schedule of Lease Liabilities Subsequent [Line Items]
Contractual repayment dates lease liabilities	60
Second year [Member]
Schedule of Lease Liabilities Subsequent [Line Items]
Contractual repayment dates lease liabilities	32
Third year [Member]
Schedule of Lease Liabilities Subsequent [Line Items]
Contractual repayment dates lease liabilities	$ 1